Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation

15. Share-based Compensation

Under the Share Incentive Plan (the “Option Plan”), the Group may offer incentive awards to employees, officers, directors and consultants or advisors (the “Participants”) including the issuance of options to the Participants to purchase not more than 7,720,000 ordinary shares. In August 2011, the Group increased maximum aggregate number of ordinary shares which may be issued pursuant to the Option Plan from 7,720,000 to 10,000,000. Generally options granted to the employees vest over a requisite service period of five years with 10 year contractual term. Generally, the options allocated to the first year in the service period are vested on the first anniversary of the grant date with the remaining options vesting ratably over the following years in the requisite service period. For example, options with a 5-year vesting period will have 20% vested on the first anniversary of the grant date with the remaining 80% vested ratably over the following 48 months. As of December 31, 2011, options to purchase 6,712,946 ordinary shares and 746,517 non-vested restricted shares were outstanding and options to purchase 1,696,298 ordinary shares were available for future grants under the Option Plan.

The Group records share-based compensation based on the grant date fair value of the award and recognizes the cost as an expense over the grantee’s requisite service period. The share-based compensation expenses have been categorized as either restaurant wages and related expenses, or selling, general and administrative expense depending on the job functions of the grantees.

The share-based compensation has been classified as follows for the year ended December 31, 2010 and 2011:

	2010	2011
Restaurant wages and related expenses	1,498	3,351
Selling, general and administrative	4,222	12,467

Total	5,720	15,818

The weighted-average grant date fair value for options granted during the year ended December 31, 2009, 2010 and 2011 was Nil, RMB 7.97 and RMB 10.36 ($1.6), computed using the binomial option pricing model. The binomial model requires the input of highly subjective assumptions including the fair value of the Group’s ordinary shares, the expected stock price volatility and the expected price multiple at which employees are likely to exercise stock options. The Group uses historical data to estimate forfeiture rate. Expected volatilities are based on the average volatility of comparable companies over a time period commensurate with the expected life of the option. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury yield curve in effect at the time of grant.

Prior to the public offering, when estimating the fair value of its ordinary shares, the Group utilized appropriate valuation methodologies, including the discounted cash flow approach, which incorporates certain assumptions including the financial results and growth trends of the Group, to derive the total equity value of the Group. The valuation model allocated the equity value between the ordinary shares and the preference shares and determined the fair value of the ordinary shares based on the option pricing model under the enterprise value allocation method. Under this method, the ordinary shares have value only if the funds available for distribution to shareholders exceed the value of the liquidation preference at the time of a liquidity event.

The fair values of stock options were estimated using the following significant assumptions:

	2010	2011
Suboptimal exercise factor	2.5	2.0 to 2.5
Risk-free interest rate	3.50% to 4.60%	2.97% to 4.41%
Volatility	43.10% to 46.73%	41.0% to 42.0%
Dividend yield	—	—
Life of option	10 years	10 years

A summary of option activities under the Option Plan for the year ended December 31, 2011 is presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		US$		US$
Outstanding, as of January 1, 2011	3,946,200	1.14	9.1 years
Granted	4,303,250	3.19	—	—
Conversion to restricted shares	(803,000)	5.38	—	—
Cancellation and termination	(281,748)	1.00	—	—
Exercised	(451,756)	1.06	—	—

Outstanding, as of December 31, 2011	6,712,946	1.92	8.8 years	2,548

Vested and expected to vest as of December 31, 2011	6,116,547	1.99	8.9 years	2,108

Options exercisable at December 31,2011	780,099	1.74	8.6 years	396

As of December 31, 2011, there was RMB40,422 ($6.1 million) in total unrecognized compensation expense related to unvested share-based compensation arrangements granted under the option plan, which is expected to be recognized over a weighted-average period of 2.00 years. The total intrinsic value of options exercised during the years ended December 31, 2009, 2010 and 2011 was Nil, Nil, and RMB 7,710($1.2 million) respectively.

The following table summarized the Group’s non-vested restricted shares activity for the year ended December 31, 2011:

		Weighted-Average Grant Date
		Fair Value
		US$
Non-vested restricted shares outstanding at January 1, 2011	545,000	1.43
Granted	266,400	2.96
Granted to replace existing options	321,200	6.39
Vested	(312,483)	1.44
Cancellation and termination	(73,600)	6.15

Non-vested restricted shares outstanding at December 31, 2011	746,517	3.65

The fair value of non-vested restricted shares was computed based on the fair value of the Group’s ordinary shares on the grant date. The total fair value of restricted shares vested during the year ended December 31, 2009, 2010 and 2011 was Nil, RMB3,046 and RMB9,022 ($1.4 million), respectively.

As of December 31, 2011 there was RMB14,471 ($2.2 million) in total unrecognized compensation expense related to such non-vested restricted shares, which is expected to be recognized over a weighted-average period of 2.02 years.